Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 294,972	$ 36,926
Short-term investments	19,898	33,152
Accounts receivable, net	6,468	3,914
Inventories	18,384	4,596
Prepaid expenses and other current assets	6,189	1,058
Total current assets	345,911	79,646
Restricted cash	33,311	743
Property and equipment, net	14,998	7,895
Operating lease right-of-use assets	8,253
Other assets	1,356	82
Total assets	403,829	88,366
Current liabilities:
Accounts payable	4,948	4,960
Accrued compensation and related benefits	16,845	6,956
Accrued expenses and other current liabilities	7,903	2,909
Accrued warranty liability	2,913	1,702
Deferred revenue, current	3,201	883
Operating lease liabilities, current	882
Term loan, current		7,500
Total current liabilities	36,692	24,910
Accrued interest, noncurrent	240	217
Deferred revenue, noncurrent	570	134
Operating lease liabilities, noncurrent	8,044
Redeemable convertible preferred stock warrant liability		4,285
Term loan, noncurrent	29,674	21,561
Total liabilities	75,220	51,107
Commitments and contingencies (Note 6)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 5,000 shares authorized, and no shares issued and outstanding as of December 31, 2020 and 2019
Common stock, $0.001 par value; 300,000 and 240,000 shares authorized as of December 31, 2020 and 2019, respectively; 42,722 and 922 shares issued and outstanding as of December 31, 2020 and 2019, respectively	43	1
Additional paid-in capital	822,624	357
Accumulated other comprehensive income	1	22
Accumulated deficit	(494,059)	(372,567)
Total stockholders' equity (deficit)	328,609	(372,187)
Total liabilities, redeemable convertible preferred stock and stockholders' equity (deficit)	$ 403,829	88,366
Redeemable Convertible Preferred Stock
Current liabilities:
Redeemable convertible preferred stock, $0.001 par value; no shares authorized and no shares issued and outstanding as of December 31, 2020; 154,592 shares authorized and 147,214 shares issued and outstanding as of December 31, 2019		$ 409,446